Deferred Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Deferred Policy Acquisition Costs [Line Items]
Balance, beginning of year	$ 104,002		$ 92,245		$ 91,187
Capitalization	16,906	[1]	17,321	[1]	18,078	[1]
Interest	5,541		5,011		5,654
Amortization	(7,383)		(16,169)		(28,163)
Change in shadow DAC	(747)		5,594		5,489
Balance, end of year	$ 118,319		$ 104,002		$ 92,245

[1]	Reflects prospective adoption of new acquisition cost guidance, in 2012. See note 2 for adoption impact.